Revenue - Schedule of Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Revenues [Abstract]
Revenue from mining operations	$ 2,761.8	$ 2,666.4	[1]	$ 2,454.1	[1]

[1]	As Restated - Refer note 40 for further details.